Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Amortized cost	$ 196,935	$ 157,208
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	194,062	154,100
Non-investment grade	793	875
Impaired	142	143
Carrying amount of securities measured at FVOCI subject to impairment	194,997	155,118
Items not subject to impairment	1,291	1,242
Carrying amount of securities measured at FVOCI	196,288	156,360
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	101,251	99,224
Non-investment grade	1,084	1,048
Amount before allowance for credit losses	102,335	100,272
Allowance for credit losses	14	14
Amortized cost	102,321	100,258
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	194,062	154,100
Non-investment grade	793	875
Carrying amount of securities measured at FVOCI subject to impairment	194,855	154,975
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	101,251	99,224
Non-investment grade	901	856
Amount before allowance for credit losses	102,152	100,080
Allowance for credit losses	6	6
Amortized cost	102,146	100,074
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	183	192
Amount before allowance for credit losses	183	192
Allowance for credit losses	8	8
Amortized cost	175	184
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	142	143
Carrying amount of securities measured at FVOCI subject to impairment	$ 142	$ 143